Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2022
Disclosure of classes of share capital [line items]
Dividends and distributions paid per share	$ 3.6	$ 3.44	[1]
Amount	$ 59,007	$ 53,163	[1]
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		16,000,000
Amount		$ 400
Dividends and distributions paid	$ 11	$ 15
Dividends and distributions paid per share	$ 0.7	$ 0.93
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000
Amount	$ 300	$ 300
Dividends and distributions paid	$ 12	$ 12
Dividends and distributions paid per share	$ 0.98	$ 0.98
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000
Amount	$ 300	$ 300
Dividends and distributions paid	$ 9	$ 9
Dividends and distributions paid per share	$ 0.79	$ 0.79
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	18,000,000	18,000,000
Amount	$ 450	$ 450
Dividends and distributions paid	$ 27	$ 25
Dividends and distributions paid per share	$ 1.47	$ 1.38
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	942,285,419	931,078,785
Amount	$ 17,009	$ 16,080
Dividends and distributions paid	$ 3,382	$ 3,149
Dividends and distributions paid per share	$ 3.6	$ 3.44
Number of shares	942,294,598	931,098,941		906,040,097
Amount	$ 17,011	$ 16,082	[1]	$ 14,726	[1]
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount	2,150	2,625
Dividends and distributions paid	143	140
Amount	4,946	$ 4,925	[1]	$ 4,923	[1]
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		13,000,000
Amount		$ 325
Dividends and distributions paid	$ 8	$ 17
Dividends and distributions paid per share	$ 0.65	$ 1.3
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		10,000,000
Amount		$ 250
Dividends and distributions paid	$ 10	$ 13
Dividends and distributions paid per share	$ 0.97	$ 1.29
Non cumulative Series 56 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	600,000	600,000
Amount	$ 600	$ 600
Dividends and distributions paid	$ 44	$ 49
Dividends and distributions paid per share	$ 73.65	$ 82.12
Non cumulative Series 57 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	500,000
Amount	$ 500
Dividends and distributions paid	$ 22
Dividends and distributions paid per share	$ 42.92
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	9,179	20,156
Amount	$ 2	$ 2
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	(3,778)	(18)
Amount	$ (4)
Other equity Instruments [member] | 4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 33	$ 33
Annual interest rate percentage	4.375%	4.375%
Amount	$ 750	$ 750
Other equity Instruments [member] | 4.000% Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 30	$ 30
Annual interest rate percentage	4.00%	4.00%
Amount	$ 750	$ 750
Other equity Instruments [member] | 7.150% Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 57	$ 64
Annual interest rate percentage	7.15%	7.15%
Amount	$ 800	$ 800
Other equity Instruments [member] | 6.987% Limited Recourse Capital Notes Series Four [Member]
Disclosure of classes of share capital [line items]
Annual interest rate percentage	6.987%
Amount	$ 500

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.